Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2019 (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of New Standards or Interpretations Not Yet Adopted
Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2019 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
Amendments to IFRS 3, Definition of a business	January 1, 2020
Amendments to IAS 1 and IAS 8, Definition of material	January 1, 2020